Basis of preparation and changes to the Group's accounting policies	9 Months Ended
Sep. 30, 2020
Basis of preparation and changes to the Group's accounting policies
Basis of preparation and changes to the Group's accounting policies

Note 1 - Basis of preparation and changes to the Group’s accounting policies

Basis of preparation

The interim condensed consolidated financial statements of Zealand Pharma A/S (“the Company”) have been prepared in accordance with IAS 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB) and as adopted by EU and and additional requirements of the Danish Financial Statements Act.The interim condensed consolidated financial statements are presented in Danish kroner (DKK) which is also the functional currency of the parent company.

The accounting policies used in the interim condensed consolidated financial statements are consistent with those used in the Company’s Annual report for the year ended December 31, 2019 except for the newly applied accounting policies following the acquisition of the business activities from Valeritas as disclosed in note 20, which has also implied adoption of new standards effective as of January 1, 2020 as discussed below.

New standards, interpretations and amendments adopted by the Group

A few amendments apply for the first time in 2020, but do not have an impact on the interim condensed consolidated financial statements of the Group.

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Furthermore, it clarified that a business can exist without including all of the inputs and processes needed to create outputs.

Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and or amount of benchmark-based cash flows of the hedged item or the hedging instrument.

Amendments to IAS 1 and IAS 8: Definition of Material

The amendments provide a new definition of material that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.

Significant judgements estimates

In the preparation of the reviewed condensed consolidated interim financial statements, the Company’s management (“Management”) makes several accounting estimates that form the basis for the presentation, recognition and measurement of the Company’s assets and liabilities.

In the application of the Company’s accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. The estimates used are based on assumptions assessed as reasonable by Management; however, estimates are inherently uncertain and unpredictable. The assumptions can be incomplete or inaccurate, and unexpected events or circumstances might occur. Furthermore, the Company is subject to risks and uncertainties that might result in deviations in actual results compared with estimates.

For further information regarding significant accounting estimates and judgments related to revenue recognition please see note 1 in the Annual Report for 2019. Additionally, new significant accounting estimates and judgements have been applied regarding Gross to net accruals and business combinations. Gross to net accruals is relating to the discounts and rebates arising from our V-Go sales in USA and is described under newly applied accounting policies below. The purchase price allocation is described in general terms in the section on Business combinations under newly applied accounting policies and specifically for the Valeritas acquisition in note 20.

Newly applied accounting policies

The following accounting policies have been applied for the first time in the condensed consolidated interim reporting for the period ended September 30, 2020 because of the acquisition of the Valeritas business as disclosed in note 19.

Revenue from contracts with customers (extended)

Sale of Goods

Revenue from sale of goods is recognized at a point in time when control of the goods are transferred to the customer and recorded net of adjustments for managed care rebates, wholesale distributions fees, cash discounts, prompt pay discounts, and co-pay card redemptions, all of which are established at the time of sale.

In order to prepare the consolidated financial statements, the company is required to make estimates regarding the amounts earned or to be claimed on the related product sales, including the following:

•	managed care and Medicare rebates, which are based on the estimated end user pay or mix and related contractual rebates;
•	distribution fees, prompt pay discounts and other discounts, which are recorded based on specified payment terms, and which vary by customer and other incentive programs; and
•	Co-pay card redemption charges which are based on the net transaction costs of prescriptions filled via a company-subsidized card program and other incentive programs.

Zealand believes its estimates related to managed care rebates and Medicare rebates, distribution fees, prompt pay and other discounts, and co-pay card redemption do not have a high degree of estimation complexity or uncertainty as the related amounts are settled within a relatively short period of time.

The Group has concluded that it is the principal in this revenue arrangements since it controls the goods before transferring them to the customer.

Return Reserve

We record allowances for product returns as a reduction of revenue at the time product sales are recorded. Several factors are considered in determining whether an allowance for product returns is required, including the customers’ return rights and our historical experience with returns and the amount of product sales in the distribution channel not consumed by patients and subject to return. We rely on historical return rates to estimate returns. In the future, as any of these factors and/or the history of product returns change, adjustments to the allowance for product returns will be reflected

Cost of goods sold

Cost of goods sold includes raw materials, labor costs, manufacturing overhead expenses and reserves for anticipated scrap and inventory obsolescence.

Sales and marketing expenses (extended)

Sales and marketing expenses include expenses for sales personnel and expenses related to company premises in the US used for sales activities. Other significant expenses include product demonstration samples, trade show expenses, professional fees for our contracted customer support center and other consultants, insurance, facilities and information technology expenses. Overhead expenses have been allocated to sales and marketing expenses according to the number of employees in each department, based on the respective employees’ associated undertakings.

Impairment testing

Each year, the assets are reviewed in order to assess whether there are indications of impairment. If such indications exist, the recoverable amount, determined as the higher amount of the fair value of the asset adjusted for expected costs to sell and the value in use of the asset, is calculated. The value in use is calculated based on the estimated future cash flows, discounted by using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset or its cash-generating unit is lower than the carrying amount, an impairment charge is recognized in respect of the asset. The impairment loss is recognized in the income statement. In addition, for goodwill and other intangible assets with indefinite useful lives, impairment tests are performed at each balance sheet date, regardless of whether there are any indications of impairment. For acquisitions, the first impairment test is performed before the end of the year of acquisition.

Inventories

Raw materials, work in progress and finished goods are stated at the lower of cost and net realizable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.  Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Trade receivables write-down

On initial recognition, receivables are measured at fair value. The Group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost.

Trade receivables are written down for expected credit losses. The Group applies the simplified approach in IFRS 9 to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables and contract assets. A write-down is recognized in sales and marketing expenses.

Business combinations

Business combinations are accounted for using the acquisition method of accounting. At the date of the acquisition, the Company initially recognizes the fair value of the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired business.

The consideration transferred is measured at fair value at the date of acquisition and the excess of the consideration transferred over the fair value of net identifiable assets of the business acquired is recorded as goodwill. In circumstances where the consideration transferred is less than the fair value of net identifiable assets of the business acquired, the difference is recognized directly in the consolidated statement of profit and loss as a bargain purchase.

Where the settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value. Contingent consideration is classified either as equity or a financial liability and is recognized at fair value on the acquisition date. Amounts classified as a financial liability are subsequently remeasured to fair value in accordance with IFRS 9 (Financial Instruments), with changes in fair value recognized in the consolidated statement of comprehensive loss as an administrative expense.

Business combinations require management making an assessment of the fair value of the net assets acquired as well as an assessment regarding whether control exists. Management judgement is particularly involved in the recognition and measurement of the following items at fair value:

•

intellectual property: this may include patents, licenses, trademarks and similar rights for currently marketed products, and also the rights and scientific knowledge associated with projects that are currently in research or development phases, and requires the projection of estimated future cash inflows and outflows and relevant risks, the terminal value of these assets, discount rates and weighted average costs of capital,

•	working capital items such as trade receivables, inventory (raw materials, work in process, parts and finished goods), prepaid expenses, trade payables, and fixed assets
•

Guarantees, warranties, indemnities, rights, claims, counterclaims etc. set off against third parties relating to the acquired assets or assumed liabilities, including rights under vendors’ and manufacturers’ warranties, indemnities, guaranties and avoidance claims and causes of action under any applicable Law, employee liabilities and other contingencies

In all cases, management makes an assessment based on the underlying economic substance of the items concerned, and not only on the contractual terms, in order to fairly present these items. In making these assessments, management relies to a significant extent on the work of valuation experts. However, the assessments are highly subjective and sensitive to the assumptions used.

In accordance with IFRS 3, if a business combination indicates a bargain gain all applied assumptions will be reassessed by Management before recognition.

Directly attributable acquisition-related costs are expensed as incurred within the consolidated statement of comprehensive loss.

Customer relationships and other intangible assets acquired through business combinations are measured at fair value at the acquisition date and amortized on a systematic basis over their useful life 8 and 10 years respectively (unless the asset has an indefinite useful life, in which case it is not amortized).